Contract Liabilities and Advances from Customers	12 Months Ended
Dec. 31, 2023
Deferred income including contract liabilities [abstract]
Contract liabilities and advances from customers

33. Contract liabilities and advances from customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Contract Liabilities	22,306	14,847
Advances from customers	62,310	26,568
Total contract liabilities and advances from customers	84,616	41,415

Current	45,198	41,415
Non-current	39,418	—

Contract liabilities relate to ongoing customer-specific construction contracts of the Engineering Segment and of the In-vitro diagnostic business, which is part of the Biopharmaceutical and Diagnostic Solutions Segment. The Group has contract liabilities of EUR 22,306 thousand and EUR 14,847 thousand as at December 31, 2023 and December 31, 2022 respectively. Contract liabilities gross amounts to EUR 76,853 thousand (EUR 64,293 thousand in 2022), net of advance invoices issued of EUR 99,159 thousand (EUR 79,140 thousand in 2022).

Advances from customers relate to sales whose revenue are recognized at point in time.